Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Reconciliation of the Liability	A reconciliation of the liability under clause (b) and clause (c) for the six months ended June 31, 2024 is as follows:
Balance at January 1, 2024	$2,377
Amounts paid during 2024	(252)
Accretion	185
Balance at June 30, 2024	$2,310
A reconciliation of the liability under clause (b) and clause (c) for the year ended December 31, 2023 is as follows:
2023
Balance at January 1, 2023	$2,560
Amounts paid during 2023	(592)
Accretion	409
Balance at December 31, 2023	$2,377